Related Party Transactions - Fair Value Measurement Assumption (Details) - Level 3 - CIK0001853021 Metals Acquisition Corp [Member]	Dec. 31, 2022 $ / shares Y	May 24, 2022 $ / shares	May 24, 2022 Y	May 24, 2022 item	May 24, 2022	May 06, 2022 $ / shares	May 06, 2022 Y	May 06, 2022 item	May 06, 2022
Underlying warrant value | Convertible promissory note
Related Party Transactions
Warrants, measurement input		0.60				0.80
Exercise price
Related Party Transactions
Warrants, measurement input	11.50
Exercise price | Convertible promissory note
Related Party Transactions
Warrants, measurement input		1.50				1.50
Holding period
Related Party Transactions
Warrants, measurement input | Y	5.50
Holding period | Convertible promissory note
Related Party Transactions
Warrants, measurement input | Y			0.35				0.40
Risk-free rate
Related Party Transactions
Warrants, measurement input	0.0130
Risk-free rate | Convertible promissory note
Related Party Transactions
Warrants, measurement input				0.0125	0.0125			0.0118	0.0118
Volatility%
Related Party Transactions
Warrants, measurement input	0.107
Volatility% | Convertible promissory note
Related Party Transactions
Warrants, measurement input				0.5957	0.5957			0.5535	0.5535